Shareholder Report, Holdings (Details)	May 31, 2026
C000188985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000188985 [Member] | Nihon Falcom Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188985 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | MISUMI Group Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Niterra Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Garrett Motion Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188985 [Member] | Phoenix Financial Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188985 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188985 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188985 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000188985 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188985 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000188985 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000188985 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000188985 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000188985 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188985 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000188985 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000188985 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000188985 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.40%
C000188985 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000188985 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000188985 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.20%
C000188985 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	39.00%
C000188985 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	9.30%
C000188985 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000188985 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000188985 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000188985 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000188985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000091188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000091188 [Member] | Nihon Falcom Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091188 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | MISUMI Group Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Niterra Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Garrett Motion Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091188 [Member] | Phoenix Financial Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091188 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000091188 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091188 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000091188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000091188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000091188 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000091188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000091188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091188 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000091188 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000091188 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000091188 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.40%
C000091188 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091188 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000091188 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.20%
C000091188 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	39.00%
C000091188 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	9.30%
C000091188 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000091188 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091188 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000091188 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000091187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000091187 [Member] | Nihon Falcom Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091187 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | MISUMI Group Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Niterra Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Garrett Motion Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091187 [Member] | Phoenix Financial Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091187 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000091187 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091187 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000091187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000091187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000091187 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000091187 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000091187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091187 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000091187 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000091187 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000091187 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.40%
C000091187 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091187 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000091187 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.20%
C000091187 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	39.00%
C000091187 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	9.30%
C000091187 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000091187 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091187 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000091187 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000091187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%